Sale Leaseback (Detail Textuals) ¥ in Millions			12 Months Ended
	Nov. 09, 2017 USD ($)	Nov. 09, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Sale Leaseback Transaction [Line Items]
Proceeds from sale of machinery			$ 0
Interest expense incurred			$ 8,223
Sale Leaseback Agreement | Zhongli International Leasing Co., Ltd
Sale Leaseback Transaction [Line Items]
Proceeds from sale of machinery	$ 691,520	¥ 4.5
Sale leaseback terms	48 months	48 months
Sale leaseback remaining lease term			47 months